PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

March 2, 2011

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     497(j) Filing for Prudential Short-Term Corporate Bond Fund, Inc.
     File numbers 033-22363 and 811-05594

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on February 25, 2011.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

                              Sincerely,

                              /s/ Jonathan D. Shain

                              Jonathan D. Shain
                              Assistant Secretary